Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of Provision for Taxes on Income

The provision for taxes on income consists of the following at December 31 (in thousands):

	Year Ended December 31
	2015	2014
Current	$(16,654)	$(15,337)
Deferred	$17,802	18,316

Total provision for taxes on income	$1,148	$2,979

Reconciliation of Income Tax (benefit) Provision at Statutory Federal Income Tax Rate to Income Tax Provision

A reconciliation of income tax (benefit) provision at the statutory federal income tax rate to income tax provision included in the accompanying consolidated statements of operations is as follows:

	Year Ended December 31
	2015	2014
U.S. federal income tax (benefit) provision at statutory rate	(35)%	35%
Stock-based compensation	80	17
Change in valuation allowance	310	30
Other	25	(1)

Recorded federal income tax provision	380%	81%

Significant Components of Net Deferred Tax Assets

Significant components of the Company’s net deferred tax assets as of December 31 are as follows (in thousands):

	December 31
	2015	2014
Deferred tax assets:
Deferred revenue	$119,270	$136,628
Stock-based compensation	762	647
Depreciation	695	433
Other	973	859

Subtotal	121,700	138,567
Less: Valuation allowance	(121,700)	(120,765)

Net deferred tax asset	$—	$17,802